Schedule of Deferred Share Units (Details)					6 Months Ended				9 Months Ended		12 Months Ended						18 Months Ended
		Jul. 02, 2022 shares	Mar. 31, 2022 shares	Apr. 21, 2020 shares	Dec. 31, 2020 $ / shares shares		Dec. 31, 2020 $ / shares shares		Sep. 30, 2022 $ / shares shares		Dec. 31, 2021 $ / shares shares		Jun. 30, 2020 $ / shares shares		Jun. 30, 2020 $ / shares shares		Jun. 30, 2020 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance | shares					600,000		600,000		576,000		988,990
Weighted average grant date fair value per share, Unvested, Beginning balance | (per share)					$ 0.40				$ 0.62		$ 0.39
Number of shares, Granted | shares					388,990	[1],[2]	388,990	[1],[2]	624,750		1,348,434	[3],[4]	600,000	[3],[4]	600,000	[3],[4]
Weighted average grant date fair value per share, Granted							$ 0.39	[1],[2]	$ 0.29		$ 0.38	[3],[4]			$ 0.40	[3],[4]
Number of shares, Vested | shares									(774,750)		(1,516,299)	[3],[4]		[3],[4]		[3],[4]
Weighted average grant date fair value per share, Vested									$ 0.40		$ 0.41
Number of shares, Unvested, Ending balance | shares					988,990		988,990		426,000		576,000		600,000		600,000		600,000
Weighted average grant date fair value per share, Unvested, Ending balance | (per share)							$ 0.39		$ 0.60		$ 0.62		$ 0.40
Deferred Share Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value per share, Unvested, Beginning balance							1.03		$ 1.03		1.03
Weighted average grant date fair value per share, Granted	[5]														1.03
Weighted average grant date fair value per share, Vested											1.03						$ 0.65
Weighted average grant date fair value per share, Unvested, Ending balance							$ 1.03				$ 1.03				$ 1.03		$ 1.03
Deferred Share Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance | shares					7,500,000		7,500,000		5,625,000		7,500,000	[6]
Weighted average grant date fair value per share, Unvested, Beginning balance									$ 1.03		$ 1.03	[6]
Number of shares, Granted | shares		210,000		7,500,000					210,000	[6]			7,500,000	[5]	7,500,000	[5]
Weighted average grant date fair value per share, Granted	[7]								$ 0.20
Number of shares, Vested | shares			(625,000)						(3,125,000)	[7],[8]	(1,875,000)
Weighted average grant date fair value per share, Vested	[7],[8]								$ 1.03
Number of shares, Unvested, Ending balance | shares					7,500,000	[6]	7,500,000	[6]	2,710,000		5,625,000		7,500,000		7,500,000		7,500,000
Weighted average grant date fair value per share, Unvested, Ending balance							$ 1.03	[6]	$ 1.00		$ 1.03

[1]	On December 6, 2020, the Company granted 220,990 RSUs to a consultant of the Company. The RSUs vest in one sixth increments per month. The vesting of these RSUs resulted in stock-based compensation of $58,740 for the year ended December 31, 2021, and $29,304 for the six months ended December 31, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[2]	On November 16, 2020, the Company granted 168,000 RSUs to certain directors of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date. The vesting of these RSUs resulted in stock-based compensation of $30,510 for the year ended December 31, 2021, and $3,998 for the six months ended December 31, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[3]	On April 14, 2020, the Company granted 400,000 RSUs to a certain officer of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date. The vesting of these RSUs resulted in stock-based compensation of $71,829 for the year ended December 31, 2021, $55,135 for the six months ended December 31, 2020, and $23,073 for the year ended June 30, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[4]	On April 20, 2020, the Company granted 200,000 RSUs to a certain director of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date. The vesting of these RSUs resulted in stock-based compensation of $24,659 for the year ended December 31, 2021, $18,703 for the six months ended December 31, 2020, and $7,217 for the year ended June 30, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[5]	On April 21, 2020, the Company granted 7,500,000 DSUs. The DSUs vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. During the year ended December 31, 2021, the Company recognized $421,284 stock-based compensation related to the DSUs (six months ended December 31, 2020 - $560,461 and the year ended June 30, 2020 - $549,664), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss. The fair value at December 31, 2021 was $1,531,409
[6]	On April 21, 2020, the Company granted 7,500,000 DSUs. The DSUs vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. On July 1, 2022 the Company granted 210,000 DSU’s, these DSU’s vest after 12 months of the issuance date. During the nine months ended September 30, 2022, and 2021 the Company recognized $493,060 and $430,964, respectively, recovery of stock-based compensation related to the DSUs, which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss), as DSU’s were settled in cash during the 9 months ended September 30, 2022. Upon redemption of the 2,500,000 DSUs (see (iii)) the fair value of the remaining DSU liability at September 30, 2022 was $363,648.
[7]	On March 31, 2022, the Board approved the early vesting of 625,000 DSUs for one of the Company’s Directors.
[8]	During the nine months ended September 30, 2022, the director redeemed 2,500,000 DSUs for C$750,000, and elected to use net proceeds to subscribe for 375,000 units in the Company’s April 2022 special warrant issuance at C$0.30 per unit, with the balance of the redeemed amount payable in cash after applicable withholding tax deductions. The DSU’s were therefore all accelerated to vest.